Intangible Assets - Schedule of Future Amortization Expense (Details) - USD ($)	Mar. 31, 2019	Mar. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
2020	$ 80,113
2021	80,113
2022	80,113
2023	80,113
2024	80,113
Thereafter	400,562
Total	$ 801,127	$ 1,047,339